[GRAPHIC OMITTED]

WHG Short Duration High Yield Fund

Summary Prospectus | December 28, 2011

Ticker: Institutional Shares -- WHGHX

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http:// whgfunds.com/dd64/downloads/default.asp. You can also get this information at no cost by calling 1-877-386-3944, by sending an e-mail request to wh-gfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated December 28, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The primary investment objective of the WHG Short Duration High Yield Fund (the "Fund") is to provide a high level of current income. A secondary objective of the Fund is to seek capital appreciation to the extent consistent with the Fund's primary objective of high current income.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                  Institutional Shares
------------------------------------------------- --------------------
Management Fees                                         0.75%
------------------------------------------------- --------------------
Other Expenses(1)                                       1.32%
------------------------------------------------- --------------------
Acquired Fund Fees and Expenses(2)                      0.01%
------------------------------------------------- --------------------
Total Annual Fund Operating Expenses                    2.08%
------------------------------------------------- --------------------
Less Fee Reductions and/or Expense Reimbursements       1.17%
------------------------------------------------- --------------------
Total Annual Fund Operating Expenses After Fee
 Reductions and/or Expense Reimbursements(3)            0.91%
------------------------------------------------- --------------------

1 Other Expenses are based on estimated amounts for the current fiscal year.

2 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

3 Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's average daily net assets until February 28,2013. In addition, if at any point Total Annual Fund Operating Expenses are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2013.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year          3 Years
                            -----------------------
                              $93            $539

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in high yield securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. High yield or non-investment grade bonds, also referred to as "junk" bonds, are securities rated BB+, Ba1 or below at the time of purchase by independent rating agencies, or securities that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the "Sub-Adviser").

In seeking to achieve the Fund's objectives, the Sub-Adviser generally invests in a portfolio of non-investment grade debt of U.S. companies, as described in further detail below. While the Sub-Adviser may purchase securities of any maturity, under normal market conditions, the Sub-Adviser generally expects to invest in high yield securities that have an expected redemption through maturity, call or other corporate action within three years or less, although this may vary if, in the Sub-Adviser's opinion, it is warranted by current market conditions. While there is no maximum duration on individual securities, the average maximum "duration to worst" of the Fund as a whole is three years. "Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Sub-Adviser believes such a portfolio serves to reduce volatility and preserve capital when compared to traditional high yield portfolios. In the Sub-Adviser's view, traditional high yield portfolios generally possess durations to worst of longer than three years. Portfolios with longer durations to worst are generally more sensitive to interest rate changes. As a result, the Sub-Adviser believes maintaining a duration to worst that is significantly shorter than that of traditional high yield portfolios will result in less volatility and better preservation of capital for the Fund. The Fund invests in high yield securities of both U.S. and non-U.S. issuers, and the Sub-Adviser expects that the Fund's investments in non-U.S. issuers will normally represent less than 25% of the Fund's assets, and may include investments in emerging markets.

In selecting securities for the Fund's portfolio, the Sub-Adviser seeks issuers that exhibit attractive characteristics including, but not limited to: stable businesses with predictable cash flows; positive year-over-year cash flow comparisons supported by stable industry conditions;

generation of cash in excess of corporate and financial obligations; and management intentions favorable to bond holders. In making investment decisions, the Sub-Adviser utilizes an investment process that is based on fundamental analysis of issuers, markets, and general macroeconomic conditions and supported by quantitative valuation and risk monitoring tools. The goal of the investment process is to identify high yield securities with attractively priced income streams and to achieve superior long term returns from investments. The Sub-Adviser employs an established selling discipline and may generally sell a security for one of three non-exclusive reasons: (i) there is a negative change in the Sub-Adviser's fundamental assessment of a security;
(ii) the security becomes overvalued relative to other opportunities; or (iii) the Sub-Adviser is shifting the portfolio from one sector or risk segment to another.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/ or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default.[] High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency or the Sub-Adviser to be more likely to pay interest and repay principal than an issuer of a lower quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts.[] A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. However, the Sub-Adviser has limited ability to direct or control foreign exchange execution rates, and there is no guarantee that such hedging strategies will be successful in reducing the currency risk associated with investing in foreign securities.

The Fund may invest in securities of European issuers. The Europe-an financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union ("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

EMERGING MARKETS SECURITIES RISK. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Westwood Management Corp. ("Westwood") serves as investment adviser to the Fund. SKY Harbor Capital Management, LLC serves as investment sub-adviser to the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Anne Yobage, CFA, Lead Portfolio Manager and founder of SKY Harbor Capital Management, LLC, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

To purchase Institutional Shares of the Fund for the first time, you must invest at least $5,000. There is no minimum for subsequent investments.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at WHG Funds, P.O. Box 219009, Kansas City, MO 64121-9009 or telephone at 1-877-FUND-WHG.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
--------------------------------------------------------------------------------

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 WHG-SM-010-0100